Accrued expenses (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued professional expenses	$ 5,547	$ 2,010
Directors and Officers | Accrued expenses [Member]
Accrued professional expenses	4,016	675
General and Administrative Expense [Member] | Directors and Officers [Member]
Professional Fees	$ 9,855	$ 7,605	$ 5,738